Fixed Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 296,930,000	$ 294,640,000
Less: Accumulated depreciation	(186,924,000)	(147,145,000)
Fixed assets, net	110,006,000	147,495,000
Depreciation expenses	64,663,000	60,690,000	$ 48,205,000
Impairment loss	0	0	$ 0
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	281,081,000	280,157,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	13,011,000	12,207,000
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	2,482,000	1,914,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 356,000	$ 362,000